Report of the directors financial review risk report - The consensus Central scenario (Details) - Consensus Central scenario ECL	6 Months Ended
Jun. 30, 2023
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.60%
Forecast period	5 years
UK
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	0.80%
Unemployment rate, 5 year average	4.50%
House price growth, 5 year average	(0.60%)
Inflation rate, 5 year average	2.50%
US
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.70%
Unemployment rate, 5 year average	4.30%
House price growth, 5 year average	2.20%
Inflation rate, 5 year average	2.40%
Hong Kong
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.10%
Unemployment rate, 5 year average	3.30%
House price growth, 5 year average	1.80%
Inflation rate, 5 year average	2.30%
Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	5.00%
GDP growth rate, 5 year average	4.60%
Unemployment rate, 5 year average	5.10%
House price growth, 5 year average	3.50%
Inflation rate, 5 year average	2.10%
Canada
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.70%
Unemployment rate, 5 year average	5.90%
House price growth, 5 year average	(0.10%)
Inflation rate, 5 year average	2.20%
France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.30%
Unemployment rate, 5 year average	7.20%
House price growth, 5 year average	2.50%
Inflation rate, 5 year average	2.30%
UAE
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.60%
Unemployment rate, 5 year average	2.50%
House price growth, 5 year average	4.50%
Inflation rate, 5 year average	2.20%
Mexico
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.00%
Unemployment rate, 5 year average	3.50%
House price growth, 5 year average	4.80%
Inflation rate, 5 year average	3.90%
2023
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%
2023 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.00%
Unemployment rate (%)	4.20%
House prices (annual average growth rate, %)	(1.30%)
Inflation (annual average growth rate, %)	7.50%
2023 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%
Unemployment rate (%)	3.90%
House prices (annual average growth rate, %)	1.30%
Inflation (annual average growth rate, %)	4.30%
2023 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.50%
Unemployment rate (%)	3.30%
House prices (annual average growth rate, %)	(6.40%)
Inflation (annual average growth rate, %)	2.40%
2023 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	5.40%
Unemployment rate (%)	5.20%
House prices (annual average growth rate, %)	(2.00%)
Inflation (annual average growth rate, %)	1.80%
2023 | Canada
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%
Unemployment rate (%)	5.70%
House prices (annual average growth rate, %)	(12.90%)
Inflation (annual average growth rate, %)	3.70%
2023 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.50%
Unemployment rate (%)	7.40%
House prices (annual average growth rate, %)	0.70%
Inflation (annual average growth rate, %)	5.30%
2023 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.20%
Unemployment rate (%)	2.90%
House prices (annual average growth rate, %)	11.10%
Inflation (annual average growth rate, %)	3.40%
2023 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.90%
Unemployment rate (%)	3.30%
House prices (annual average growth rate, %)	10.20%
Inflation (annual average growth rate, %)	5.90%
2024 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.60%)
Unemployment rate (%)	4.70%
House prices (annual average growth rate, %)	(5.70%)
Inflation (annual average growth rate, %)	2.80%
2024 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.90%
Unemployment rate (%)	4.60%
House prices (annual average growth rate, %)	1.10%
Inflation (annual average growth rate, %)	2.60%
2024 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.20%
Unemployment rate (%)	3.20%
House prices (annual average growth rate, %)	0.40%
Inflation (annual average growth rate, %)	2.30%
2024 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.90%
Unemployment rate (%)	5.10%
House prices (annual average growth rate, %)	5.50%
Inflation (annual average growth rate, %)	2.30%
2024 | Canada
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%
Unemployment rate (%)	6.10%
House prices (annual average growth rate, %)	(3.10%)
Inflation (annual average growth rate, %)	2.20%
2024 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%
Unemployment rate (%)	7.40%
House prices (annual average growth rate, %)	0.60%
Inflation (annual average growth rate, %)	2.60%
2024 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.80%
Unemployment rate (%)	2.60%
House prices (annual average growth rate, %)	4.40%
Inflation (annual average growth rate, %)	2.20%
2024 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.70%
Unemployment rate (%)	3.60%
House prices (annual average growth rate, %)	5.30%
Inflation (annual average growth rate, %)	4.20%
2025 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%
Unemployment rate (%)	4.50%
House prices (annual average growth rate, %)	(1.90%)
Inflation (annual average growth rate, %)	1.80%
2025 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%
Unemployment rate (%)	4.40%
House prices (annual average growth rate, %)	2.80%
Inflation (annual average growth rate, %)	2.20%
2025 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.70%
Unemployment rate (%)	3.30%
House prices (annual average growth rate, %)	1.80%
Inflation (annual average growth rate, %)	2.10%
2025 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.70%
Unemployment rate (%)	5.10%
House prices (annual average growth rate, %)	3.80%
Inflation (annual average growth rate, %)	2.10%
2025 | Canada
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%
Unemployment rate (%)	6.00%
House prices (annual average growth rate, %)	4.10%
Inflation (annual average growth rate, %)	2.00%
2025 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%
Unemployment rate (%)	7.20%
House prices (annual average growth rate, %)	3.10%
Inflation (annual average growth rate, %)	1.90%
2025 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.10%
Unemployment rate (%)	2.40%
House prices (annual average growth rate, %)	4.50%
Inflation (annual average growth rate, %)	2.10%
2025 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%
Unemployment rate (%)	3.50%
House prices (annual average growth rate, %)	4.30%
Inflation (annual average growth rate, %)	3.70%
2026 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%
Unemployment rate (%)	4.40%
House prices (annual average growth rate, %)	3.20%
Inflation (annual average growth rate, %)	1.90%
2026 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%
Unemployment rate (%)	4.20%
House prices (annual average growth rate, %)	2.60%
Inflation (annual average growth rate, %)	2.20%
2026 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.60%
Unemployment rate (%)	3.20%
House prices (annual average growth rate, %)	3.00%
Inflation (annual average growth rate, %)	2.20%
2026 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.60%
Unemployment rate (%)	5.10%
House prices (annual average growth rate, %)	2.90%
Inflation (annual average growth rate, %)	2.10%
2026 | Canada
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%
Unemployment rate (%)	5.80%
House prices (annual average growth rate, %)	2.80%
Inflation (annual average growth rate, %)	2.00%
2026 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%
Unemployment rate (%)	7.30%
House prices (annual average growth rate, %)	3.80%
Inflation (annual average growth rate, %)	1.90%
2026 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.70%
Unemployment rate (%)	2.40%
House prices (annual average growth rate, %)	3.90%
Inflation (annual average growth rate, %)	2.10%
2026 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%
Unemployment rate (%)	3.50%
House prices (annual average growth rate, %)	4.00%
Inflation (annual average growth rate, %)	3.60%
2027 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.40%
Unemployment rate (%)	4.50%
House prices (annual average growth rate, %)	2.70%
Inflation (annual average growth rate, %)	2.10%
2027 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%
Unemployment rate (%)	4.10%
House prices (annual average growth rate, %)	2.80%
Inflation (annual average growth rate, %)	2.20%
2027 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.50%
Unemployment rate (%)	3.30%
House prices (annual average growth rate, %)	3.30%
Inflation (annual average growth rate, %)	2.30%
2027 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.30%
Unemployment rate (%)	5.00%
House prices (annual average growth rate, %)	3.60%
Inflation (annual average growth rate, %)	2.00%
2027 | Canada
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.90%
Unemployment rate (%)	5.70%
House prices (annual average growth rate, %)	0.60%
Inflation (annual average growth rate, %)	2.00%
2027 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%
Unemployment rate (%)	7.00%
House prices (annual average growth rate, %)	3.70%
Inflation (annual average growth rate, %)	1.90%
2027 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.30%
Unemployment rate (%)	2.30%
House prices (annual average growth rate, %)	3.30%
Inflation (annual average growth rate, %)	2.10%
2027 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%
Unemployment rate (%)	3.50%
House prices (annual average growth rate, %)	3.90%
Inflation (annual average growth rate, %)	3.60%